EXPLORATION AND EVALUATION ASSETS - Queensway Project - Gander, Newfoundland (Details)		12 Months Ended
	Nov. 02, 2022 CAD ($)	Dec. 31, 2023 CAD ($) ha item claim	Dec. 31, 2022 ha item claim
Newfoundland
EXPLORATION AND EVALUATION ASSETS
Number of mineral licenses	5
Payments of net smelter return royalties to the optionors		$ 250,000
Queensway
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%	100.00%
Number of mineral licenses | item		96	94
Number of claims | claim		6,659	6,649
Area of hectares of land | ha		166,475	166,225
Number of separate, fully executed option agreements | item		9	10
Payments of net smelter return royalties to the optionors		$ 1,000,000
Total cost of NSR'S that may be purchased at entity's discretion		$ 5,250,000
Queensway | Minimum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		0.40%
Percentage of NSR royalty		0.40%
Queensway | Maximum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		2.50%
Percentage of NSR royalty		1.50%